John Hancock Global Shareholder Yield Fund Investment Objectives and Goals - Class NAV [Member] - John Hancock Global Shareholder Yield Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Global Shareholder Yield Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Objective, Secondary [Text Block]	Capital appreciation is a secondary investment objective.